Deferred Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Liabilities:
Lease Financing	$ 398.2	$ 382.4	$ 404.6
Software Development	254.9	197.2	180.8
Accumulated Depreciation	48.6	40.7	16.1
Compensation and Benefits	7.1	23.3	9.7
State Taxes, net	52.4	41.7	34.2
Other Liabilities	137.6	41.1	37.1
Gross Deferred Tax Liabilities	898.8	726.4	682.5
Deferred Tax Assets:
Allowance for Credit Losses	114.5	124.7	118.5
Visa Indemnification		8.1	19.7
Other Assets	150.0	51.3	74.1
Gross Deferred Tax Assets	264.5	184.1	212.3
Valuation Reserve
Deferred Tax Assets, net of Valuation Reserve	264.5	184.1	212.3
Net Deferred Tax Liabilities	$ 634.3	$ 542.3	$ 470.2